Note 8 Unobservable inputs (Details) - vegas	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.00%	0.00%	0.03%
Recovery rate	0.00%	0.00%	0.00%
Bottom of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	0.00%	2.00%	0.10%
Bottom of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	2.26%	0.71%	(2.71%)
Bottom of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	26.00%	26.00%	35.00%
Bottom of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility		0	0
Bottom of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	(88.00%)	(93.00%)	(88.00%)
Volatility	0.000847	0.000781	0.000557
Bottom of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.000431	0.000532	0.000396
Bottom of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(3.00%)	(0.25%)	(0.25%)
Correlation rate credit	(100.00%)	(100.00%)	(100.00%)
Credit default volatility	0.52	0.51	0
Arithmetic Average [Member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	1.36%	1.11%	1.25%
Recovery rate	39.00%	39.00%	37.00%
Arithmetic Average [Member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	99.00%	94.00%	97.00%
Arithmetic Average [Member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	3.74%	3.48%	1.16%
Arithmetic Average [Member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	60.00%	44.00%	43.00%
Arithmetic Average [Member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility		0	0
Arithmetic Average [Member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	52.00%	59.00%	60.00%
Volatility	0.002941	0.003262	0.002630
Arithmetic Average [Member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.001024	0.001193	0.000971
Arithmetic Average [Member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(5.00%)	(2.00%)	(2.00%)
Credit default volatility	0.60	0.66	0
Top of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	43.69%	15.38%	23.74%
Recovery rate	40.00%	40.00%	40.00%
Top of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	237.00%	139.00%	144.00%
Top of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	5.76%	5.52%	4.99%
Top of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	85.00%	58.00%	53.00%
Top of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility		0	0
Top of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	99.00%	99.00%	99.00%
Volatility	0.007094	0.009871	0.006200
Top of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	0.001852	0.002073	0.001634
Top of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(11.00%)	(18.00%)	(18.00%)
Correlation rate credit	100.00%	100.00%	100.00%
Credit default volatility	0.74	0.76	0